Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,113
Depreciation charge	(293)	$ (267)	$ (239)
Impairment charge	(6)	(8)	(2)
Property, plant and equipment, ending balance	3,425	3,113
Commitments for purchases of property, plant & equipment	136	212
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,322	4,890
Additions	562	607
Impact of business combinations		1
Disposals and derecognitions	(122)	(179)
Transfers with former parent		(35)
Reclassifications for assets placed in service	0	0
Other reclassifications	0	(27)
Currency translation effects	155	(5)
Property, plant and equipment, ending balance	5,917	5,322	4,890
Gross carrying amount [member] | Changes in net current assets and other operating cash flow items [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	83	56
Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,209)	(2,090)
Depreciation charge	(293)	(267)
Impairment charge	(6)	(8)
Disposals and derecognitions	74	165
Transfers with former parent		(17)
Other reclassifications	0	7
Currency translation effects	(58)	1
Property, plant and equipment, ending balance	(2,492)	(2,209)	(2,090)
Land [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	33
Property, plant and equipment, ending balance	35	33
Land [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	33	60
Additions	2
Other reclassifications		(27)
Property, plant and equipment, ending balance	35	33	60
Land [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	(7)
Other reclassifications		7
Property, plant and equipment, ending balance		0	(7)
Buildings and improvements [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,010
Property, plant and equipment, ending balance	1,168	1,010
Buildings and improvements [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,628	1,527
Additions	7	11
Disposals and derecognitions	(7)	(17)
Transfers with former parent		(4)
Reclassifications for assets placed in service	215	104
Other reclassifications	11
Currency translation effects	30	(1)
Property, plant and equipment, ending balance	1,884	1,628	1,527
Buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(618)	(558)
Depreciation charge	(80)	(73)
Disposals and derecognitions	4	14
Transfers with former parent		(2)
Other reclassifications	(7)
Currency translation effects	(15)	1
Property, plant and equipment, ending balance	(716)	(618)	(558)
Construction in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	747
Property, plant and equipment, ending balance	565	747
Construction in progress [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	755	657
Additions	479	514
Disposals and derecognitions	(10)	(1)
Transfers with former parent		(2)
Reclassifications for assets placed in service	(705)	(417)
Currency translation effects	54
Property, plant and equipment, ending balance	573	755	657
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(8)	(7)
Impairment charge		(1)
Property, plant and equipment, ending balance	(8)	(8)	(7)
Machinery and other equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,323
Property, plant and equipment, ending balance	1,657	1,323
Machinery and other equipment [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,906	2,646
Additions	74	82
Impact of business combinations		1
Disposals and derecognitions	(105)	(161)
Transfers with former parent		(29)
Reclassifications for assets placed in service	490	313
Other reclassifications	(11)
Currency translation effects	71	(4)
Property, plant and equipment, ending balance	3,425	2,906	2,646
Machinery and other equipment [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,583)	(1,518)
Depreciation charge	(213)	(194)
Impairment charge	(6)	(7)
Disposals and derecognitions	70	151
Transfers with former parent		(15)
Other reclassifications	7
Currency translation effects	(43)
Property, plant and equipment, ending balance	$ (1,768)	$ (1,583)	$ (1,518)